ORGANIZATION AND DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2015
ORGANIZATION AND DESCRIPTION OF BUSINESS [Abstract]
Schedule of Variable Interest Entities
	Year ended December 31,
	2014	2015
	RMB	RMB	US$
Current assets	443,485,074	494,584,873	76,350,748
Non-current assets	324,518,147	200,589,596	30,965,697
Total assets	768,003,221	695,174,469	107,316,445
Current liabilities	431,127,653	353,388,835	54,553,835
Non-current liabilities	21,231,082	15,170,717	2,341,955
Total liabilities	452,358,735	368,559,552	56,895,790
Total net assets	315,644,486	326,614,917	50,420,655

	Year ended December 31,
	2013	2014	2015
Net revenues	228,269,599	239,338,887	305,348,303
Net loss	14,383,536	26,756,066	82,678,932